Summary of significant accounting policies - Schedule of maturity analysis for Group’s financial liabilities (Details) - Liquidity risk - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	€ 267,690	€ 187,373
Lease liabilities	28,082	28,941
Refund liabilities	17,498	26,141
Trade payables and accruals	24,540	35,522
Tax and employee-related liabilities	12,642	13,107
Other liabilities	7	79
TOTAL	350,460	291,163
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	17,905	20,852
Lease liabilities	2,739	2,508
Refund liabilities	10,814	19,650
Trade payables and accruals	24,540	35,522
Tax and employee-related liabilities	12,642	13,107
Other liabilities	7	79
TOTAL	68,648	91,719
Between 1 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	33,439	132,489
Lease liabilities	5,572	5,203
Refund liabilities	6,684	6,491
Trade payables and accruals	0	0
Tax and employee-related liabilities	0	0
Other liabilities	0	0
TOTAL	45,696	144,183
Between 3 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	215,495	33,349
Lease liabilities	5,414	5,083
Refund liabilities	0	0
Trade payables and accruals	0	0
Tax and employee-related liabilities	0	0
Other liabilities	0	0
TOTAL	220,908	38,432
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	851	683
Lease liabilities	14,357	16,147
Refund liabilities	0	0
Trade payables and accruals	0	0
Tax and employee-related liabilities	0	0
Other liabilities	0	0
TOTAL	€ 15,208	€ 16,829